Project debt, Increases and Decreases (Details) $ in Thousands, € in Millions			3 Months Ended	12 Months Ended
	Jul. 14, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 14, 2020 EUR (€)	Apr. 08, 2020 USD ($)	Apr. 08, 2020 EUR (€)
Project debt [Abstract]
Increase in project debt during period				$ 327,000
Current project debt				648,519	$ 312,346
Investment under the equity method				294,581	116,614	$ 139,925
Proceeds from borrowings				14,560	603,949	5,860
Project debt				5,036,193	5,237,614	4,852,348
Other financial losses				(16,571)	(121,415)	$ (15,305)
Non-monetary financial income			$ 3,800		3,800
Green Project Finance [Member]
Project debt [Abstract]
Investment under the equity method								$ 159,000	€ 140
Kaxu [Member]
Project debt [Abstract]
Current project debt				315,000
Project debt				$ 315,000
Helioenergy 1 and 2 [Member]
Project debt [Abstract]
Proceeds from borrowings		$ 43,000
Helios 1 and 2 [Member]
Project debt [Abstract]
Proceeds from borrowings	$ 30,000
Project debt	371,000						€ 326
Outstanding project debt refinanced | €							€ 250
Other financial losses	$ (73,000)				(73,000)
Chile PV 1 and Tenes [Member]
Project debt [Abstract]
Acquisition purchase price					$ 158,000